Employee Future Benefits - Sensitivity Analysis (Details) $ in Millions	Dec. 31, 2020 CAD ($)
1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	10.00%
Percentage of reasonably possible increase in actuarial assumption (as percent)	10.00%
Registered Pension Plan | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 74
Registered Pension Plan | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	5
Registered Pension Plan | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	20
Registered Pension Plan | US | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3
Registered Pension Plan | US | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	4
Registered Pension Plan | US | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | US | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Supplemental Pension Plan | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	17
Supplemental Pension Plan | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental Pension Plan | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental Pension Plan | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	4
Other | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2
Other | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2
Other | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | US | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Other | US | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Other | US | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | US | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 0